JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

December 16, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

    File Nos. 811-21295 and 333-103022

    on behalf of the JPMorgan Tax Aware Equity Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 134 (Amendment No. 135 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class A, Class C and Select Class Shares for the JPMorgan Tax Aware Equity Fund (formerly the JPMorgan Tax Aware Disciplined Equity Fund), as well as to refine the Fund’s investment strategies slightly.

If you have any questions or comments, please call me at (614) 248-7598.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary